Nature of Expenses (Summary of Detailed Information about Expenses by Nature) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of expenses [Line Items]
Total	$ 27,075	$ 22,931
Purchased and produced raw materials and product for resale [Member]
Disclosure of expenses [Line Items]
Total	18,747	14,711
Depreciation and amortization [Member]
Disclosure of expenses [Line Items]
Total	2,012	1,951
Employee costs [Member]
Disclosure of expenses [Line Items]
Total	2,968	3,007
Freight [Member]
Disclosure of expenses [Line Items]
Total	1,094	1,023
Impairment of assets [Member]
Disclosure of expenses [Line Items]
Total	780	33
Acquisition and integration related costs [Member]
Disclosure of expenses [Line Items]
Total	46	43
Contract Services [Member]
Disclosure of expenses [Line Items]
Total	745	590
Lease expense [Member]
Disclosure of expenses [Line Items]
Total	93	81
Fleet fuel, repairs and maintenance [Member]
Disclosure of expenses [Line Items]
Total	359	302
COVID-19 [Member]
Disclosure of expenses [Line Items]
Total	8	45
Gain On Disposal Of Investment [Member]
Disclosure of expenses [Line Items]
Total	19	0
Other [Member]
Disclosure of expenses [Line Items]
Total	653	643
Provincial Mining [Member]
Disclosure of expenses [Line Items]
Total	1,149	466
Cloud computing transition adjustment [Member]
Disclosure of expenses [Line Items]
Total	$ 0	$ 36